Note 23 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
Note 1 1 –	Subsequent Events

Series F Warrant Amendment

On
April 24, 2020,
we and each of the holders of our Series F Warrants, or the Series F Warrants, entered into Amendment
No.
1
to the Series F Warrants whereby the expiration date of the Series F Warrants was extended from
June 24, 2020
to
December 24, 2020
in consideration for the holders agreeing to be bound by a lock-up provision with respect to any shares of common stock or securities convertible, exchangeable or exercisable into shares of common stock that are beneficially owned, held or acquired by the holders. The lock-up provision provides that the holders will not
offer, sell, contract to sell, hypothecate, pledge or otherwise dispose of our securities for a period of
90
days following the earlier of (i) the closing date of our next public offering of securities, or (ii)
December 24, 2020.

Series I Warrant Amendment

On
May 6, 2020,
we and certain holders of our Series I Warrants, or the Series I Warrants, entered into Amendment
No.
1
to the Series I Warrants pursuant to which the exercise price of the Series I Warrants was amended from
$12.09
to
$9.67
if the Series I Warrants are exercised, in whole or in part, prior to
December 5, 2021.
In addition, the certain holders of the Series I Warrants agreed to be bound by a lockup provision with respect to any shares of our common stock or securities convertible, exchangeable or exercisable into shares of common stock that are beneficially owned, held or acquired by such holders for a period of
90
days following the earlier of (i) the closing date of our next public offering of securities, or (ii)
December 24, 2020.
During the lock-up period, the certain holders of the Series I Warrants will not
offer, sell, contract to sell, hypothecate, pledge or otherwise dispose of any shares of our common stock or securities convertible, exchangeable or exercisable into shares of our common stock.

Note
23
– Subsequent Events

AEROSURF Funding Term Sheet

On
March 18, 2020,
we entered into a binding term sheet (the “Term Sheet”) with Lee’s, pursuant to which the parties agreed that Lee’s would provide financing for the continued development of our product candidate, AEROSURF.

The Term Sheet provides that in connection with the development of AEROSURF, Lee’s will make non-refundable payments to us in the amount of (i)
$1.0
million
no
later than
April 1, 2020; (
ii)
$1.4
million
no
later than
July 1, 2020;
and (iii)
$1.5
million
no
later than
September 1, 2020;
provided, however, that the amount of the last payment will be reduced to
$0.4
million if on or prior to
August 31, 2020, (
i) we receive net proceeds from the sale of our equity securities of at least
$4.5
million and (ii) our common stock becomes listed on the Nasdaq National Market or the Nasdaq Global Market. The parties have agreed that they will negotiate in good faith to determine the terms of a definitive agreement prior to
September 1, 2020.
The definitive agreement will set forth additional semi-annual, non-refundable payments to fund the continued development of AEROSURF after
September 30, 2020.

The Term Sheet provides that, until such time as we have repaid
125%
of the amounts funded by Lee’s for the development of AEROSURF, we will pay to Lee’s
50%
of all revenue amounts and payments received by us for any sale, divestiture, license or other development and/or commercialization of the
KL4/AEROSURF
patent portfolio, excluding (i) payments for bona fide research and development services; (ii) reimbursement of patent expenses; and (iii) all amounts paid to us under the License, Development and Commercialization Agreement between us and Lee’s (HK) dated as of
June 12, 2017 (
as amended, the “License Agreement”), and subject to reduction for any payments made by us with respect to third
-party intellectual property
not
previously funded by Lee’s.

The Term Sheet also provides that Lee’s and we will amend existing provisions of the License Agreement to reduce future royalty payments payable to us from Lee’s on net sales of certain licensed products, reducing the range of such royalty payment percentage from a range of high single to low mid-double digits to a range of mid-single to low-double digits.

O-Bank Facility

In
March 2020,
the O-Bank Facility was amended including the extension of the maturity date to
March 2022.
In addition to the extension of the maturity date, the total amount of the O-Bank Facility was decreased to approximately
$5.0
million, and the interest rate was changed to the TAIBOR plus
1.17%
and the term was changed to
24
-month non-revolving. All amounts due under the O-Bank Facility will be payable upon the earlier of (i)
six
months after the expiration date or (ii)
two
years after the drawdown date.

As of
December 31, 2019,
the outstanding principal of the O-Bank Facility was approximately
$4.6
million, and has subsequently been refinanced to mature in
March 2022,
therefore, the outstanding principal has been classified in Loans Payable - Non-current Portion.

Coronavirus Outbreak

In
December 2019,
a novel strain of coronavirus, or COVID-
19,
was reported to have surfaced in Wuhan, China. As of
March 2020,
COVID-
19
has spread to other countries, including Europe and the United States, and has been declared to be a pandemic by the World Health Organization. Efforts to contain the spread of COVID-
19
have intensified and the U.S., Europe and Asia have implemented severe travel restrictions, social distancing and delays or cancellations of elective surgeries. As of
April 1, 2020,
our operations have
not
been significantly impacted by the COVID-
19
outbreak. However, we cannot at this time predict the specific extent, duration, or full impact that the COVID-
19
outbreak will have on our financial condition, operations, and business plans for
2020,
including ongoing and planned clinical trials. Our clinical trials and next expected milestones of our product candidates may
be impacted and we
may
experience delays in anticipated timelines and milestones.